Restructuring and Asset Impairment Charges - Summary of Restructuring Activity (Detail) - Contract termination costs $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance	$ 649
Cash payments	(46)
Accrued restructuring, ending balance	$ 603